General Municipal
Money Market Fund

ANNUAL REPORT
November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            18   Financial Highlights

                            21   Notes to Financial Statements

                            26   Report of Independent Auditors

                            27   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Municipal

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 1999 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

Yields on tax-exempt money market instruments generally rose during the first half of the reporting period as the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. However, during the second half of the period, short-term tax-exempt rates were relatively stable. Since its May meeting, the Fed has refrained from raising rates further because of slowing economic growth. In addition to the moderating effects of the Fed's previous rate hikes, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above historical averages, establishing unrealistic expectations for some investors. In our opinion, as the risks of the stock market have become more apparent due to recent volatility, the relative safety and tax-free income potential of tax-exempt money market funds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620.

Thank you for investing in General Municipal Money Market Fund.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 2000




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2000, General Municipal Money Market Fund produced annualized tax-exempt yields of 3.49% for Class A shares, 3.11% for Class B shares and 3.07% for Class X shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 3.55% for Class A shares, 3.15% for Class B shares and 3.12% for Class X shares.(1)

We attribute the fund's performance to rising interest rates, especially during the first half of the reporting period, when the Federal Reserve Board (the
"Fed") was actively tightening monetary policy in an effort to slow a fast-growing U.S. economy.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal personal income tax to the extent as is consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality, tax-exempt money market instruments from issuers throughout the United States and its territories. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate trends.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the portfolio's average maturity. If we anticipate limited new-issue supply, we
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

may then look to extend the portfolio's average maturity to maintain then current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund was positively influenced over the past year by rising interest rates. When the reporting period began, the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. In response, the Fed raised short-term interest rates at its February, March and May 2000 meetings. However, soon after the six-month reporting period began, evidence began to emerge that the Fed's previous interest-rate hikes may have had the desired effect of slowing the economy. Tax-exempt yields declined modestly when the Fed did not change interest rates at its meetings in June, August, October and November 2000.

As a result of the continuing strength of the U.S. economy, many states and municipalities enjoyed higher tax revenues. This curtailed their need to borrow, resulting in a reduced supply of securities compared to the same period one year earlier. At the same time, demand for tax-exempt money market instruments has been strong from individuals seeking to protect their wealth from stock market volatility. When demand rises and supply falls, yields of existing fixed-income securities generally tend to decline.

We maintained the fund's average weighted maturity at a point generally longer than most other tax-exempt money market funds for most of the reporting period. This helped to protect the fund's yield during periods of increased investor demand and limited new-issue supply. We also extended maturities opportunistically in an effort to help capture short-term yield fluctuations, such as those that typically occur in April and May when many investors redeem short-term tax-exempt money market funds to pay their income taxes. As yields increased during this period we extended the fund's weighted average maturity again in an effort to help protect its yield.

4

In addition to managing average maturity, at times we increased our holdings of fixed-rate commercial paper and reduced our holdings of variable rate demand notes (VRDNs), which feature floating rates that are reset daily or weekly. This change was designed to lock in then prevailing yields for as long as practical, without dramatically extending the fund's weighted average maturity.

What is the fund's current strategy?

In our view, yields may fall further if the current economic slowdown continues. However, we have begun to allow the fund's average maturity to decline toward a neutral position. In our opinion, this strategy may allow us to make more funds available for new investments toward year-end, when we believe that yields would rise temporarily. Of course, markets, strategy and portfolio composition can change at any time.

December 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 3.04% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 3.09%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 3.00% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 3.04%.

                                                                     The Fund 5

STATEMENT OF INVESTMENTS

November 30, 2000



                                                                                               Principal
TAX EXEMPT INVESTMENTS--100.2%                                                                Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--2.5%

Coosa County, IDB, IDR, VRDN (Avondale Mills Inc. Project)

   4.35% (LOC; Wachovia Bank and Trust Co.)                                                   7,500,000  (a)           7,500,000

Fultondale, IDB, IDR, VRDN (Melsur Corp. Project)

   4.45% (LOC; Key Bank Inc.)                                                                 4,875,000  (a)           4,875,000

Macintosh, IDB, EIR, Refunding, VRDN

   (CIBA Specialty) 4.30%                                                                     5,000,000  (a)           5,000,000

ARIZONA--5.5%

Apache County Industrial Development Authority, IDR, VRDN

  (Tucson Electric Power Springerville Project)

   4.20% (LOC; The Bank of New York)                                                          6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

  4.25% (Insured; MBIA and LOC;

   State Street Bank and Trust Co.)                                                          10,675,000  (a)          10,675,000

Coconino County, PCR, VRDN

  (Arizona Public Service Co. Project)

   4.25% (LOC; Kredietbank)                                                                  10,070,000  (a)          10,070,000

Phoenix Industrial Development Authority, MFHR, Refunding, VRDN

  (Southwest Village Apartments Project)

   4.15% (LOC; FNMA)                                                                         10,600,000  (a)          10,600,000

CALIFORNIA--1.1%

California Higher Education Loan Authority, Student Loan Revenue

   4.45%, 7/1/2001 (LOC; Student Loan Marketing Association)                                  7,700,000                7,700,000

COLORADO--1.8%

Lower Colorado River Authority, Revenue, CP

   4.35%, 12/6/2000 (LOC; Morgan Guaranty Trust Co.)                                         12,300,000               12,300,000

DELAWARE--2.9%

Delaware Economic Development Authority, IDR, Refunding, VRDN

  (Delaware Clean Power Project)

   4.35% (LOC; Motiva Enterprises)                                                           20,000,000  (a)          20,000,000

DISTRICT OF COLUMBIA--5.5%

District of Columbia, College and University Revenue, VRDN

  (George Washington University)

   4.25% (Insured; MBIA and LOC; Bank of America)                                            12,700,000  (a)          12,700,000

District of Columbia Housing Finance Agency, SFMR:

   4.60%, 7/23/2001                                                                           5,000,000                5,000,000

   Refunding 4.35%, 3/21/2001                                                                10,000,000               10,000,000

District of Columbia National Academy of Science, Revenue, CP

   4.30% (Insured; AMBAC and LOC; Bank of America)                                           10,000,000               10,000,000

6

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--4.9%

Florida Housing Financing Agency, MFHR (Wood Forest II Project)

   5.40%, 12/1/2000 (LOC; Continental Casualty)                                               6,000,000                6,000,000

Highlands County Health Facility Authority, Revenues, VRDN

  (Adventist Health System/Sunbelt Inc.)

  4.20%, (Liquidity Facility; FNB Chicago and LOC; Capital

   Markets Assurance)                                                                         7,000,000  (a)           7,000,000

Lee County Housing Finance Authority, MFHR, VRDN

  (Forestwood Apartment Project)

   4.15% (LOC; FNMA)                                                                          9,485,000  (a)           9,485,000

Miami-Dade County Housing Finance Authority

  Home Ownership Mortgage Revenue

  4.80%, 4/16/2001 (LOC; American Insurance

   Group Funding Inc.)                                                                        4,280,000                4,280,000

Orange County Health Facility Authority, Revenues, VRDN

  (Florida Hospital Association Health Project)

  4.20% (LOC: The Bank of New York, Bank of Nova Scotia,

   Banque Paribas and CDC Funding Corp.)                                                      7,000,000  (a)           7,000,000

GEORGIA--3.3%

Cobb County Housing Authority, MFHR, Refunding, VRDN

   (Six Flags Association) 4.10% (LOC; FHLM)                                                  5,490,000  (a)           5,490,000

Columbia County Development Authority, Revenue, VRDN

  (Augusta Preparatory Project)

   4.20% (LOC; Wachovia Bank and Trust Co.)                                                   4,300,000  (a)           4,300,000

Fulton County Development Authority, Educational Facilities Revenue

  VRDN (Donnellan School Inc. Project)

   4.20% (LOC; Wachovia Bank and Trust Co.)                                                   7,600,000  (a)           7,600,000

Savannah Economic Development Authority, IDR, VRDN

   (Home Depot Project) 4.20% (LOC; Sun Trust Bank)                                           5,000,000  (a)           5,000,000

ILLINOIS--5.8%

Glendale Heights, Multi-Family Revenue, Refunding, VRDN

   (Glendale Lakes Project) 4.15% (LOC; FHLM)                                                 4,845,000  (a)           4,845,000

Illinois Development Finance Authority, PCR, VRDN

  (Illinois Power Co.)

   4.25% (LOC; Morgan Guaranty Trust Co.)                                                    10,000,000  (a)          10,000,000

Illinois Educational Facilities Authority

  College and University Revenue

  CP (Art Institute of Chicago)

   4.45% (LOC; Harris Trust and Savings Bank)                                                 5,800,000                5,800,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenues, VRDN:

  (Rehab Institute of Chicago Project)

      4.20% (LOC; Bank of America)                                                           13,500,000  (a)          13,500,000

   (Resurrection Health)

      4.20% (Insured; FSA and LOC; LaSalle National Bank)                                     5,600,000  (a)           5,600,000

INDIANA--1.8%

Indiana Bond Bank, Advanced Funding Program

   4.75%, 1/18/2001 (LOC; Bank of America)                                                    3,500,000                3,502,563

Indianapolis Thermal Energy System, BAN

   5% (LOC: Key Bank and LaSalle National Bank)                                               8,500,000                8,522,519

IOWA--1.0%

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 4.30%                                                  7,000,000  (a)           7,000,000

KANSAS--1.6%

Kansas Development Finance Authority

  Multi-Family Revenue, Refunding

  VRDN (Chesapeake Apartments Project)

   4.16% (LOC; Federal Home Loan Bank)                                                        5,000,000  (a)           5,000,000

Mission, Multi-Family Revenue, Refunding

   VRDN 4.29% (LOC; FNMA)                                                                     6,000,000  (a)           6,000,000

KENTUCKY--2.6%

Kentucky Govenermental Agencies, COP, TRAN

   5.30%, 6/29/2001 (LOC; Fifth Third Bank)                                                   5,000,000                5,022,018

Kentucky Interlocal School Transportation Association

   COP, TRAN 5%, 6/29/2001                                                                   10,000,000               10,033,041

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

   4.20% (Insured AMBAC and Liquidity Facility; Credit Suisse)                                3,000,000  (a)           3,000,000

LOUISIANA--4.8%

Calcasieu Parish Incorporated, IDB, Environmental Revenue, VRDN

  (Citgo Petroleum Corp. Project)

   4.35% (LOC; Banque Nationale de Paris)                                                    11,200,000  (a)          11,200,000

Louisiana Public Facilities Authority, HR, Refunding, VRDN:

  Equipment and Capital Facilities Pooled Loan Program

      4.22% (LOC; Kredietbank)                                                                6,000,000  (a)           6,000,000

   Hospital Equipment Financing Program

      4.55% (LOC; Bank One Corp.)                                                            10,600,000  (a)          10,600,000

West Baton Rouge Parish

  Industrial District Number 3, Industrial Revenue, VRDN

   (Dow Chemical Co. Project) 4.35%                                                           4,900,000  (a)           4,900,000

8

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MAINE--1.4%

Maine Health and Higher Educational Facilities Authority

  College and University Revenue, Refunding, VRDN

   4.15% (Insured; AMBAC and Liquidity Facility; Kreditbank)                                  9,600,000  (a)           9,600,000

MARYLAND--1.8%

Baltimore County Authority, Recreational Revenue, VRDN

   (Golf System) 4.55% (LOC; Allied Irish Banks)                                              5,050,000  (a)           5,050,000

Maryland Community Development Administration, Department of

  Housing and Community Development, RAN

   (Residential) 4.70%, 6/14/2001                                                             7,100,000                7,100,000

MASSACHUSETTS--3.0%

Acton, GO Notes, BAN 4.50%, 3/5/2001                                                          7,000,000                7,005,532

Cape Cod Regional Transit Authority, Revenues, RAN

   5%, 7/6/2001                                                                               4,552,000                4,563,126

Hampden and Wilbraham Regional School District, GO Notes

   BAN 4.75%, 4/13/2001                                                                       3,760,000                3,763,531

Millbury, GO Notes, BAN 4.50%, 4/19/2001                                                      5,000,000                5,002,913

MICHIGAN--.8%

Michigan Hospital Finance Authority, Revenues, VRDN

  Healthcare Equipment Loan Program

   4.40% (LOC; Michigan National Bank)                                                        5,700,000  (a)           5,700,000

MINNESOTA--1.3%

Becker, PCR, CP (Northern State Power Co.) 4.25%,
12/8/2000                                                                                     9,000,000                9,000,000

MISSISSIPPI--.5%

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   4.20% (LOC; Wachovia Bank and Trust Co.)                                                   3,500,000  (a)           3,500,000

MISSOURI--5.3%

Kansas City Industrial Development Authority, VRDN:

  MFHR, Refunding (Coach House North Apartments)

      4.17% (LOC; Bank of America)                                                            8,000,000  (a)           8,000,000

   Revenues (Ewing Marion Kauffmam) 4.20%                                                     8,950,000  (a)           8,950,000

Missouri Health and Educational Facilities Authority

  Health Facilities Revenue, VRDN

   (Deaconess Long Term Care) 4.25% (LOC; Bank One Corp.)                                     9,005,000  (a)           9,005,000

Saint Charles County Industrial Development Authority

  Industrial Revenue, Refunding, VRDN

  (Country Club Apartments Project)

   4.14% (LOC; LaSalle National Bank)                                                        10,000,000  (a)          10,000,000

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEBRASKA--.3%

Nebraska Public Power District

  Power Supply System Revenue

   Refunding 5.20%, 1/1/2001                                                                  1,900,000  b             1,901,711

NEVADA--1.7%

Las Vegas Valley, Water District Revenue, CP

  4.35%, 1/19/2001 (LOC: Union Bank of Switzerland and

   Westdeutchsche Landesbank)                                                                 5,000,000                5,000,000

Nevada Housing Division, Multi-Unit Housing Revenue, VRDN

   (Silverado) 4.25% (LOC; FNMA)                                                              6,710,000  (a)           6,710,000

NEW HAMPSHIRE--1.8%

New Hampshire Business Finance Authority, PCR, CP

  (New England Power Co. Project):

      4.35%, 12/6/2000                                                                        5,000,000                5,000,000

      4.35%, 1/26/2001                                                                        5,000,000                5,000,000

New Hampshire Housing Finance Authority, SFMR

   3.95%, 12/1/2000                                                                           2,000,000                2,000,000

NEW YORK--3.1%

Metropolitan Transportation Authority

  Transit Facility Revenue, CP

   4.20%, 12/8/2000 (LOC; ABN-Amro Bank)                                                      9,000,000                9,000,000

New York City, GO Notes, RAN 5%, 4/12/2001                                                    5,000,000                5,013,413

Sunshine Governmental Financing Commission, Revenue, CP

   4.40%, 3/9/2001 (LOC; Toronto-Dominion Bank)                                               7,000,000                7,000,000

NORTH CAROLINA--.4%

Durham County Industrial Facilities and Pollution

  Control Financing Authority, IDR, VRDN

  (Cormetech Inc. Project)

   4.30% (LOC; Wachovia Bank and Trust Co.)                                                   3,000,000  (a)           3,000,000

OHIO--1.2%

Grove City, MFMR, VRDN (Regency Arms Apartment)

   4.30% (LOC; FNMA)                                                                          3,000,000  (a)           3,000,000

Hamilton County Hospital Facilities Revenues, VRDN

  (Episcopal Retirement Homes Project)

   4.15% (LOC; Fifth Third Bank)                                                              5,000,000  (a)           5,000,000

PENNSYLVANIA--3.6%

Berks County Industrial Development Authority, IDR, VRDN

  (EJB Paving and Materials)

   4.35% (LOC; First Union National Bank)                                                     1,800,000  (a)           1,800,000

Emmaus General Authority, Revenue, VRDN

   4.15% (Insured; FSA and LOC; First Union National Bank)                                   11,100,000  (a)          11,100,000

10

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Lancaster County Hospital Authority

  Health Center Revenue VRDN (Masonic Homes)

   4.15% (Insured; AMBAC and Liquidity Facility; PNC Bank)                                   12,080,000  (a)          12,080,000

RHODE ISLAND--1.6%

Rhode Island Industrial Facilities Corporation, IDR, VRDN

  (Cooley Inc. Project) 4.30% (LOC; Royal Bank of Scotland)

   4.45% (LOC; Royal Bank of Scotland)                                                        2,750,000  (a)           2,750,000

Rhode Island Student Loan Authority

  Student Loan Revenue, VRDN

   4.25% (LOC; State Street Bank and Trust Co.)                                               8,000,000  (a)           8,000,000

SOUTH CAROLINA--.7%

South Carolina Jobs Economic Development Authority

  EDR, VRDN (Wellman Inc. Project)

   4.40% (LOC; Wachovia Bank and Trust Co.)                                                   4,900,000  (a)           4,900,000

TENNESSEE--9.6%

Metropolitan Government Nashville and Davidson County

  Health and Educational Facilities Board

  College and University Revenue, VRDN

   (Vanderbilt University) 4.15%                                                              9,000,000  (a)           9,000,000

Sevier County Public Building Authority, Revenues, VRDN

  (Local Government Public Improvement):

      4.15%, Series A-1 (Insured; AMBAC)                                                      6,485,000  (a)           6,485,000

      4.15%, Series A-2 (Insured; AMBAC)                                                      3,695,000  (a)           3,695,000

      4.15%, Series A-3 (Insured; AMBAC)                                                      3,890,000  (a)           3,890,000

      4.15%, Series III-C-2 (Insured; AMBAC and

         Liquidity Facility; Landesbank Hessen)                                               9,865,000  (a)           9,865,000

      4.15%, Series III-C-3 (Insured; AMBAC and

         Liquidity Facility Landesbank Hessen)                                                4,560,000  (a)           4,560,000

      4.35%, Series IV-A-1 (Insured; FSA and Liquidity Facility;

         Morgan Guaranty Trust Co.)                                                           3,500,000  (a)           3,500,000

Shelby County Health Educational and

  Housing Facility Board, HR, CP

  (Baptist Memorial Hospital):

      4.30%, 12/22/2000 (LOC; Bank of America)                                                5,000,000                5,000,000

      4.45%, 4/27/2001 (LOC; Bank of America)                                                 6,500,000                6,500,000

      4.40%, 5/11/2001 (LOC; Bank of America)                                                13,000,000                13,000,000

TEXAS--8.9%

Brazos River Authority, PCR, Refunding, VRDN

  (Texas Utilities Electric Co.)

   4.25% (Liquidity Facility; The Bank of New York)                                          20,000,000  (a)          20,000,000

                                                                                                     The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Dallas County, GO Notes

  4.65%, 6/15/200 (Liquidity Facility;

   Morgan Guaranty Trust Co.)                                                                 3,000,000  (b)           3,000,000

Gulf Coast Waste Disposal Authority

  SWDR, Refunding, VRDN

   (Amoco Oil Co. Project) 4.30%                                                             10,000,000  (a)          10,000,000

Houston, GO Notes, CP

   4.40%, 1/18/2001                                                                           3,000,000                3,000,000

Panhandle-Plains Higher Education Authority

  Student Loan Revenue

  Refunding, VRDN

   4.20% (LOC; Student Loan Marketing Association)                                           12,700,000  (a)          12,700,000

State of Texas, TRAN 5.25%, 8/31/2001                                                        12,000,000               12,083,732

UTAH--1.5%

Intermountain Power Agency, Power Supply Revenue, CP

  4.50%, 1/24/2001 (Liquidity Facility:

   Bank of America and Bank of Nova Scotia)                                                  10,000,000               10,000,000

VERMONT--.6%

Vermont Economic Development Authority, IDR, CP

  (Agricultural Mark Inc. Project) 4.40%, 1/17/2001

   (LOC; First Union National Bank)                                                           4,000,000                4,000,000

VIRGINIA--3.8%

Henrico County Economic Development Authority, Exempt Facility

  Revenue, Refunding, VRDN (White Oak Limited Project)

   4.25% (LOC; Citibank)                                                                     10,538,000  (a)          10,538,000

Hopewell Industrial Development Authority, RRR, VRDN

   (Hadson Power 13) 4.40% (LOC; Credit Suisse)                                               3,200,000  (a)           3,200,000

Richmond Industrial Development Authority, IDR, VRDN

  (Cogentrix of Richmond Project)

   4.50% (LOC; Banque Paribas)                                                               10,000,000  (a)          10,000,000

Southampton County Industrial Development Authority, RRR, VRDN

   (Hadson Power 11) 4.40% (LOC; Credit Suisse)                                               2,000,000  (a)           2,000,000

12

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WEST VIRGINIA--1.5%

Marion County, Community Solid Waste Disposal Facility

  RRR, VRDN (Granttown Project)

   4.10% (LOC; National Westminster Bank)                                                     3,600,000  (a)           3,600,000

Pendleton County, IDR, VRDN

   (Greer Steel Project) 4.35% (LOC; PNC Bank)                                                2,315,000  (a)           2,315,000

West Virginia Hospital Finance Authority, Revenue, VRDN

  Pooled Loan Financing Program

  4.32% (LOC: Bank of America,

   Bank of Nova Scotia, Banque Paribas)                                                       4,600,000  (a)           4,600,000

WISCONSIN--.7%

Green Bay Area Public School District

   BAN 4.90%, 4/13/2001                                                                       5,000,000                5,000,481
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $685,427,580)                                                            100.2%              685,427,580

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.2%)              (1,465,497)

NET ASSETS                                                                                       100.0%              683,962,083

                                                                                                     The Fund 13

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC            American Municipal Bond                    IDR              Industrial Development Revenue
                    Assurance Corporation
                                                            LOC              Letter of Credit
BAN              Bond Anticipation Notes
                                                            MBIA             Municipal Bond Investors
COP              Certificate of Participation                                   Assurance Insurance Corporation

CP               Commercial Paper                           MFHR             Multi-Family Housing Revenue

EDR              Economic Development Revenue               MFMR             Multi-Family Mortgage Revenue

EIR              Environment Improvement Revenue            PCR              Pollution Control Revenue

FHLM             Federal Home Loan Mortgage                 RAN              Revenue Anticipation Notes

FNMA             Federal National Mortgage Association      RRR              Resources Recovery Revenue

FSA              Financial Security Assurance               SFMR             Single Family Mortgage Revenue

GO               General Obligation                         SWDR             Solid Waste Disposal Revenue

HR               Hospital Revenue                           TRAN             Tax and Revenue Anticipation Notes

IDB              Industrial Development Board               VRDN             Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 87.3

AAA/AA (c)                       Aaa/Aa (c)                      AAA/AA( c)                                        6.5

Not Rated( d)                    Not Rated (d)                   Not Rated                                         6.2

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
     SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           685,427,580   685,427,580

Interest receivable                                                   4,945,746

Prepaid expenses                                                          7,989

                                                                    690,381,315
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           470,706

Cash overdraft due to Custodian                                       5,888,943

Accrued expenses and other liabilities                                   59,583

                                                                      6,419,232
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      683,962,083
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     683,974,108

Accumulated net realized gain (loss) on investments                    (12,025)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      683,962,083

NET ASSET VALUE PER SHARE


                                                                              Class A     Class B       Class X
------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            271,638,158  412,041,069      282,856

Shares Outstanding                                                        271,929,838  412,042,690      282,856
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00        1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

STATEMENT OF OPERATIONS

Year Ended November 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     26,772,292

EXPENSES:

Management fee--Note 2(a)                                            3,271,843

Shareholder servicing costs--Note 2(c)                               1,308,535

Distribution fees (Class B and Class X)--Note 2(b)                     801,732

Professional fees                                                       66,959

Custodian fees                                                          60,335

Registration fees                                                       56,265

Prospectus and shareholders' reports                                    52,554

Directors' fees and expenses--Note 2(d)                                 27,132

Miscellaneous                                                           25,636

TOTAL EXPENSES                                                       5,670,991

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                             (278,620)

NET EXPENSES                                                         5,392,371

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                           21,379,921

SEE NOTES TO FINANCIAL STATEMENTS.

16

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                            ------------------------------------
                                                     2000            1999(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         21,379,921           15,935,283

Net realized gain (loss) on investments                --                7,897

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   21,379,921           15,943,180
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (8,916,330)          (7,034,104)

Class B shares                               (12,456,801)          (8,901,177)

Class X shares                                    (6,790)                 (2)

TOTAL DIVIDENDS                              (21,379,921)         (15,935,283)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              1,292,677,023       1,238,026,201

Class B shares                              1,732,550,055       1,689,638,089

Class X shares                                    301,432              1,000

Dividends reinvested:

Class A shares                                  8,595,125          6,758,293

Class B shares                                 12,177,965          8,719,782

Class X shares                                      5,183                --

Cost of shares redeemed:

Class A shares                            (1,315,482,865)      (1,239,336,213)

Class B shares                            (1,708,791,133)      (1,699,894,974)

Class X shares                                   (24,760)                --

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             22,008,025           3,912,178

TOTAL INCREASE (DECREASE) IN NET ASSETS        22,008,025           3,920,075
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           661,954,058          658,033,983

END OF PERIOD                                 683,962,083          661,954,058

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999 FOR CLASS X SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                         Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS A SHARES                                                   2000           1999           1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                           .035           .027           .030           .031          .029

Distributions:

Dividends from investment income--net                          (.035)         (.027)         (.030)        (.031)         (.029)

Net asset value, end of period                                   1.00           1.00           1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 3.56           2.71           3.02          3.14          2.97
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .58            .58            .60           .62           .66

Ratio of net investment income
   to average net assets                                         3.51           2.68           2.98          3.09          2.93
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         271,638        285,849        280,398       273,058       256,862

SEE NOTES TO FINANCIAL STATEMENTS.

18

                                                                                          Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS B SHARES                                                   2000           1999           1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                           .031           .023           .026           .028          .027

Distributions:

Dividends from investment income--net                          (.031)         (.023)         (.026)         (.028)        (.027)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 3.16           2.31           2.64           2.86          2.70
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .98            .98            .96            .95           .85

Ratio of net investment income

   to average net assets                                         3.10           2.29           2.59           2.87          2.65

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                        .07            .07            .09            .16           .29
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         412,041        376,104        377,636        263,008        17,491

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 19

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Year Ended November 30,
                                                           ---------------------
CLASS X SHARES                                               2000        1999(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                         1.00          1.00

Investment Operations:

Investment income--net                                       .031          .012

Distributions:

Dividends from investment income--net                      (.031)        (.012)

Net asset value, end of period                               1.00          1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                             3.12        2.43(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                      1.05        1.05(b)

Ratio of net investment income
   to average net assets                                     3.19        2.22(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation             .07         .18(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         283           1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of Mellon Financial Corporation, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1 billion shares authorized) and Class X shares (500 million shares authorized). Class A shares, Class B shares and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                             The Fund 21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $45,898 during the period ended November 30, 2000 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code,

22

and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $9,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, the carryover expires in fiscal 2006.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 11_2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2000, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2000, Class B shares were charged $801,202 pursuant to the Class B Distribution Plan, of which $599,370 was paid to DSC.

                                                                     The Fund 23

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November 30, 2000, Class X shares were charged $530 pursuant to the Class X Distribution Plan, of which $502 was paid to DSC.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2000, Class A shares were charged $42,439 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan") Class B and Class X shares pay the distributor at an annual rate of .25 of 1% of the value of their average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of their services. The distributor determines the amounts to be paid to Service Agents

The Manager had undertaken from December 1, 1999 through November 30, 2000, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded .98 of 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended November 30, 2000, Class B and Class X shares were charged $1,001,503 and $530, respectively, pursuant to the Shareholder Services Plan, of which $278,480 and $140, respectively, were reimbursed by the Manager. Under the Shareholder Services Plan $749,213 and $502, for Class B and Class X shares, respectively, were paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $34,184 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund 25

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Municipal Money Market Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund, at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                              [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 9, 2001

26

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2000 as "exempt-interest dividends" (not generally subject to regular Federal income tax).

                                                             The Fund 27

NOTES

                        For More Information

                        General Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  918AR0010



================================================================================

General Minnesota
Municipal Money
Market Fund

ANNUAL REPORT
November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            14   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Minnesota
                                                    Municipal Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Minnesota Municipal Money Market Fund, covering the 12-month period from December 1, 1999 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

Yields on tax-exempt money market instruments generally rose during the first half of the reporting period as the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. However, during the second half of the period, short-term tax-exempt rates were relatively stable. Since its May meeting, the Fed has refrained from raising rates further because of slowing economic growth. In addition to the moderating effects of the Fed's previous rate hikes, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above historical averages, establishing unrealistic expectations for some investors. In our opinion, as the risks of the stock market have become more apparent due to recent volatility, the relative safety and tax-free income potential of tax-exempt money market funds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620.

Thank you for investing in General Minnesota Municipal Money Market Fund.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 16, 2000

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General Minnesota Municipal Money Market Fund perform during the period

For the 12-month period ended November 30, 2000, the fund produced annualized yields of 3.56% for Class A shares and 3.40% for Class B shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 3.62% for Class A shares and 3.45% for Class B shares.(1)

We attribute the fund's performance to our relatively long average maturity, which enabled us to lock in higher yields for as long as practical. Toward the end of the period, however, we dramatically reduced the fund's average maturity in anticipation of the fund's liquidation on December 15, 2000.

What was the fund's investment approach?

The fund sought to maximize current income exempt from federal and Minnesota state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In doing so, we employed two primary strategies. First, we attempted to add value by constructing a diverse portfolio of high quality, tax-exempt money market instruments from Minnesota issuers. Second, we actively managed the portfolio's average maturity in anticipation of what we believed were supply-and-demand changes in the short-term municipal marketplace.

For example, if we expected an increase in short-term supply, we may have decreased the average maturity of the portfolio, which could have enabled us to take advantage of opportunities when short-term supply increased. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may have in turn lengthened the portfolio's average maturity. If we anticipated lim-
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

ited new-issue supply, we may have looked to extend the portfolio's average maturity to maintain then current yields for as long as we believed practical. At other times, we tried to maintain an average maturity that reflected our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

Slowing economic growth and the likely end to the Federal Reserve Board's (the "Fed") action toward higher interest rates positively influenced the fund over the past year. When the reporting period began in December 1999, the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. In response, the Fed raised short-term interest rates three times during the first five months of 2000. However, soon thereafter evidence began to emerge that the Fed's rate hikes may have had the desired effect of slowing the economy. Tax-exempt yields declined modestly when the Fed did not change interest rates at its meetings in June, August, October and November 2000.

Despite slower growth during the second half of the reporting period, a generally strong Minnesota economy helped keep the state's tax-exempt money market yields low compared to taxable money market instruments. Minnesota and its municipalities enjoyed higher tax revenues, curtailing their need to borrow and resulting in a reduced supply of securities compared to the same period one year earlier. At the same time, demand for tax-exempt money market securities was strong from individuals seeking to protect their wealth from stock market volatility.

Through most of the reporting period, we attempted to maintain the fund's average maturity at a point that was generally longer than most state-specific tax-exempt money market funds. This positioning proved advantageous when short-term tax-exempt interest rates fell. Of course, when we learned in October that the fund was to be liquidated, we began to unwind many of our longer term positions, which caused the fund's average duration to fall rapidly.

4

What was the fund's strategy at the end of the period?

The fund's strategy was to prepare for the return of shareholders' capital on December 15, 2000, when the fund was be liquidated and closed. We would like to take this opportunity to thank our Minnesota shareholders for their confidence and support.

December 16, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MINNESOTA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS A AND CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS A AND CLASS B YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS A SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 3.49% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 3.55%, AND THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 3.02% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 3.07%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS


November 30, 2000


                                                                                                 Principal
TAX EXEMPT INVESTMENTS--92.5%                                                                   Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Beltrami County, Environmental Control Revenue, VRDN

  (Northwood Panelboard Co. Project)

   4.25% (LOC; Union Bank of Switzerland)                                                     1,300,000  (a)           1,300,000

Cohasset, Industrial Revenue, Refunding, VRDN

  (Minnesota Power and Light Co. Project)

   4.20%, Series B (LOC; ABN-Amro Bank)                                                       1,000,000  (a)           1,000,000

Cottage Grove, Environmental Control Revenue, VRDN

   (Minnesota Mining and Manufacturing) 4.698%                                                1,000,000  (a)           1,000,000

Eden Prairie, Commercial Development, Revenue, Refunding

  VRDN (Lakeview Business Center)

   4.30% (LOC; Firstar Bank of Milwaukee)                                                       700,000  (a)             700,000

Hennepin County, GO Notes, Refunding
   4.50%, Series A, 12/1/2000                                                                   100,000                  100,000

Hubbard County, SWDR, VRDN (Potlatch Corp. Project)

   4.30% (LOC; Wachovia Bank of North Carolina)                                               1,000,000  (a)           1,000,000

Mankato, Recreational Revenue, VRDN

  (Mankato Area Family YMCA Project)

   4.35% (LOC; U.S. Bank of Minneapolis)                                                      2,530,000  (a)           2,530,000

Metropolitan Council, Minneapolis-St. Paul Metropolitan Area

   Refunding, GO Notes 5.75%, 12/1/2000                                                         530,000                  530,000

Minneapolis:

   MFHR, Refunding, VRDN:
(Rental--Hennipin) 4.40% (LOC; St. Paul Companies Inc.)                                       4,890,000  (a)           4,890,000

      (Rental--Swinford) 4.40% (LOC; St. Paul Companies Inc.)                                 1,300,000  (a)           1,300,000

   Revenue, VRDN (People Serving People Project)

      4.30% (LOC; U.S. Bank of Minneapolis)                                                     500,000  (a)             500,000

Minneapolis and St. Paul Housing and Redevelopment Authority

  Health Care Systems Revenue, Refunding, VRDN

   (Children's Health Care) 4.25% (Insured; FSA and
   Liquidity Facility;  Wells Fargo Bank)                                                       300,000  (a)             300,000

Saint Paul, Sewer Revenue, Refunding

   5%, 12/1/2000 (Insured; AMBAC)                                                               250,000                  250,000

Saint Paul Housing and Redevelopment Authority, VRDN:

  Industrial Revenue (Goodwill/Easter Seals Project)

      4.25% (LOC; Firstar Bank of Milwaukee)                                                    700,000  (a)             700,000

   MFHR, Refunding (Hamden Square Apartments)

      4.30% (LOC; FNMA)                                                                       2,840,000  (a)           2,840,000

Saint Paul Port Authority, IDR, VRDN (Ideal Printers Inc.)

   4.30%, Series A                                                                            1,140,000  (a)           1,140,000

Seaway Port Authority, Industrial Revenue, VRDN

  (Saint Lawrence Cement Inc.)

   4.20% (LOC; First Union National Bank)                                                     1,145,000  (a)           1,145,000

Shoreview, Refunding, GO Notes 3.90%, Series D, 12/1/2000                                       260,000                  260,000

6

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Southern Municipal Power Agency, Power Supply Systems

  Revenue, CP (Power Supply System)

  4.30%, 12/8/2000 (Liquidity Facility: ABN-Amro Bank,

   Bank of Nova Scotia and Credit Agricole-Indosuez)                                          1,000,000                1,000,000

University of Minnesota, VRDN 4.15%                                                             340,000  (a)             340,000

Wadena, IDR, VRDN (Homecrest Industry Inc., Project)

   4.30% (LOC; U.S. Bank of Minneapolis)                                                      3,400,000  (a)           3,400,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $26,224,675)                                                              92.5%               26,225,000

CASH AND RECEIVABLES (NET)                                                                         7.5%                2,124,281

NET ASSETS                                                                                       100.0%               28,349,281

                                                                                                     The Fund 7


STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond           GO                        General Obligation
                             Assurance Corporation

CP                        Commercial Paper                  IDR                       Industrial Development Revenue

FNMA                      Federal National Mortgage         LOC                       Letter of Credit
                             Association

FSA                       Financial Security Assurance      MFHR                      Multi-Family Housing Revenue

                                                            SWDR                      Solid Waste Disposal Revenue

                                                            VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 55.4

AAA/AA (b)                       Aaa/Aa (b)                      AAA/AA (b)                                        7.0

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    37.6

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT NOVEMBER 30, 2000, THE FUND HAD $9,730,000 (34.4%) AND $10,965,005
     (38.8%) OF NET ASSETS INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND
     INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM HOUSING PROJECTS AND
     INDUSTRIAL REVENUES, RESPECTIVELY.

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  26,224,675  26,225,000

Cash                                                                    311,773

Receivable for investment securities sold                             1,700,799

Interest receivable                                                     147,662

Prepaid expenses                                                          4,194

                                                                     28,389,428
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            16,677

Accrued expenses                                                         23,470

                                                                         40,147
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       28,349,281
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      28,351,153

Accumulated net realized gain (loss) on investments                     (2,197)

Accumulated gross unrealized appreciation on investments                    325
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       28,349,281

NET ASSET VALUE PER SHARE

                                                          Class A        Class B
--------------------------------------------------------------------------------

Net Assets ($)                                            107,018     28,242,263

Shares Outstanding                                        107,024     28,244,129
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9


STATEMENT OF OPERATIONS

Year Ended November 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,649,386

EXPENSES:

Management fee--Note 2(a)                                              196,986

Shareholder servicing costs--Note 2(c)                                 118,074

Distribution fees (Class B)--Note 2(b)                                  78,583

Registration fees                                                       23,416

Professional fees                                                       21,516

Prospectus and shareholders' reports                                    12,189

Custodian fees                                                           5,433

Directors' fees and expenses--Note 2(d)                                  1,824

Miscellaneous                                                            6,787

TOTAL EXPENSES                                                         464,808

Less--reduction in management fee

   due to undertakings--Note 2(a)                                     (149,625)

NET EXPENSES                                                           315,183

INVESTMENT INCOME--NET                                               1,334,203
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                (2,197)

Net unrealized appreciation (depreciation) on investments                 (93)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (2,290)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,331,913

SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------
                                                     2000               1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,334,203              829,916

Net realized gain (loss) on investments           (2,197)                   --

Net unrealized appreciation (depreciation)
        on investments                               (93)                  418

  resulting from operations

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,331,913               830,334
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                    (3,775)              (5,752)

Class B shares                                (1,330,428)            (824,164)

TOTAL DIVIDENDS                               (1,334,203)            (829,916)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 PER SHARE):

Net proceeds from shares sold:

Class A shares                                         --                 3,000

Class B shares                                 82,387,700            77,718,879

Dividends reinvested:

Class A shares                                      3,782                5,739

Class B shares                                  1,287,853              807,618

Cost of shares redeemed:

Class A shares                                    (3,103)            (916,522)

Class B shares                               (95,841,720)         (66,275,896)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (12,165,488)           11,342,818

TOTAL INCREASE (DECREASE) IN NET ASSETS      (12,167,778)           11,343,236
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            40,517,059           29,173,823

END OF PERIOD                                  28,349,281           40,517,059

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                                  Year Ended November 30,
                                                                                       -------------------------------------------
CLASS A SHARES                                                                         2000            1999           1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00            1.00            1.00

Investment Operations:

Investment income--net                                                                 .036            .027            .014

Distributions:

Dividends from investment income--net                                                (.036)          (.027)           (.014)

Net asset value, end of period                                                         1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                       3.63            2.68           2.81(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 .65             .65            .65(b)

Ratio of net investment income

   to average net assets                                                               3.55            2.73           2.80(b)

Decrease reflected in above expense ratios

   due to undertakings by The Dreyfus Corporation                                       .07             .16            .76(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                   107             106             1,014

(A) FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12


                                                                                                  Year Ended November 30,
                                                                                       -------------------------------------------
CLASS B SHARES                                                                         2000            1999           1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00            1.00             1.00

Investment Operations:

Investment income--net                                                                 .034            .025             .013

Distributions:

Dividends from investment income--net                                                (.034)          (.025)           (.013)

Net asset value, end of period                                                         1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                       3.46            2.52           2.67(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 .80             .80            .80(b)

Ratio of net investment income

   to average net assets                                                               3.38            2.49           2.63(b)

Decrease reflected in above expense ratios

   due to undertakings by The Dreyfus Corporation                                       .38             .48            .87(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                28,242          40,411            28,160

(A) FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Minnesota Municipal Money Market Fund (the "fund") is a separate non-diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is General Municipal Money Market Fund. The fund's investment objective is to maximize current income exempt from Federal and State of Minnesota income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective November 6, 2000, the Board of Directors of the Company approved the liquidation of the fund. Accordingly, on December 15, 2000, the fund was liquidated and its assets distributed to fund shareholders of record in the amount determined on the close of business on December 15, 2000.

At November 30, 2000, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held 107,014 Class A shares and 106,641 Class B shares of the fund.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue two classes of shares: Class A (2 billion shares authorized) and Class B (2 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting ser-

14

vices provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio  valuation:  Investments  in  securities   are valued at amortized
cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $5,474 during the period ended November 30, 2000 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The  fund  follows  an  investment  policy  of  investing primarily in municipal
obligations   of   one   state.   Economic   changes  affecting  the
                                                                     The Fund 15

state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $2,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, the carryover expires in fiscal 2008.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed
1 1/2%    of    the

16

average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through November 30, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .65 of 1% for Class A and .80 of 1% for Class B shares of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $74 for Class A and $149,551 for Class B during the period ended November 30, 2000.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2000, Class B shares were charged $78,583 pursuant to the Distribution Plan, of which $58,252 was paid to DSC.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan") Class B shares pay the distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for
servicing    shareholder    accounts.    The    services    pro-
                                                                     The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of their services. The distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2000, Class B shares were charged $98,228 pursuant to the Class B Shareholder Services Plan, of which $72,815 was paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $94 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Minnesota Municipal Money Market
Funds

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Minnesota Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Minnesota Municipal Money Market Fund, at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 9, 2001

                                                             The Fund 19


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2000 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are Minnesota residents, Minnesota personal income taxes).

20

                        For More Information

                        General Minnesota Municipal Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  917AR0011